SHARE CAPITAL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Issuance of shares private placement	$ 12,000
Share issuance costs	1,283	$ 3,567
Share issuance costs	205
Proceeds from exercise of warrants	6,244	6,128
Proceeds from shares	0
Proceeds from exercise of options	75	416
Issuance of shares private placement	$ 18,449	$ 17,563
Warrants Issued for private placement	4,444,445	1,995,304
Warrants agent issued for private placement	133,333
Warrant issued for debt agreement	1,000,000	412,000
Options vested value	$ 116	$ 814
Restricted Share Units Outstanding	0	166,000
Stock-based compensation	$ 696	$ 216
Deferred Share Units issued	452,910	75,650
Value of deferred share units issued	$ 569	$ 323
Consulting Firms [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	387,500	160,000
Executives And Directors [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	524,999
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares - private placement, Shares	4,444,445
Issuance of shares - warrants exercised, Shares	5,118,554	1,924,721
Proceeds from exercise of warrants		$ 6,269
Issuance of restricted stock units shares	166,000
Issuance of shares - options exercised, Shares	66,661	256,662
Proceeds from exercise of options	$ 98	$ 615
Issuance of shares - private placement, Shares	9,562,999	4,114,242
Issuance of shares private placement	$ 18,449	$ 17,563